INVESTMENT PROPERTIES - Components of investment properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investment Properties:
Investment properties	$ 8,808,139	$ 8,839,571
Income-producing properties
Investment Properties:
Investment properties	8,641,352	8,486,105	$ 7,727,368
Properties under development
Investment Properties:
Investment properties	120,940	272,504	162,817
Land held for development
Investment Properties:
Investment properties	$ 45,847	$ 80,962	$ 80,973